FINANCIAL RISK FACTORS (Tables)	12 Months Ended
Dec. 31, 2023
FINANCIAL RISK FACTORS
Summary of the fair value hierarchy for the Company's financial assets and liabilities

		December 31, 2023	December 31, 2022
Financial liabilities
Contingent consideration	Level 3	—	$90,090

Summary of the range of inputs used at the initial and subsequent measurement dates to value the contingent consideration

The following table summarizes the range of inputs used at the initial and subsequent measurement dates to value the contingent consideration for the year ended December 31, 2022 in the table above:

Equity Volatility	55.65 - 85.05%
Revenue Volatility	7.46 - 23.96%
Risk-free Rate	1.62 - 4.67%
Revenue Risk Premium	5.58 - 9.61%
Credit Risk Rate	10.50 - 19.10%
Discount Rate	8.40 - 10.00%